Income taxes - Income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax expense [Line items]
Income before taxes continuing operations	€ 1,381	€ 1,023	€ 299
Current tax (expense) benefit	(272)	(145)	(110)
Deferred tax (expense) benefit	(77)	(58)	(59)
Income tax expense continuing operations	349	203	169
Netherlands [Member]
Disclosure of income tax expense [Line items]
Income before taxes continuing operations	929	137	93
Current tax (expense) benefit	(15)	10	47
Deferred tax (expense) benefit	(150)	(95)	6
Income tax expense continuing operations	165	85	(53)
Foreign countries [Member]
Disclosure of income tax expense [Line items]
Income before taxes continuing operations	451	886	206
Current tax (expense) benefit	(258)	(155)	(157)
Deferred tax (expense) benefit	73	37	(65)
Income tax expense continuing operations	€ 184	€ 118	€ 222